Document and Entity Information	Oct. 11, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001637715
Document Type	8-K
Document Period End Date	Oct. 11, 2021
Entity Registrant Name	Reneo Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40315
Entity Tax Identification Number	47-2309515
Entity Address, Address Line One	18575 Jamboree Road
Entity Address, Address Line Two	Suite 275-S
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	(858)
Local Phone Number	283-0280
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	RPHM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false